Intangible Liabilities/ Assets - Charter Agreements - Schedule of Intangible Liabilities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Liabilitiesassets Charter Agreements
Opening Balance	$ 4,462	$ 6,470
Additions	96,344	0
Amortization	(45,430)	(2,008)
Total	$ 55,376	$ 4,462